UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Optimize Strategy Index ETF
OPTZ (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Optimize Strategy Index ETF for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at   https://www.optzfund.com/optz. You can also request this information by contacting us at 1-800-617-0004.   This report describes important material changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optimize Strategy Index ETF	$21	0.36%[1]
1	Expense Ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$193,332,910
Net Advisory Fee	$310,728
Number of Holdings	357
Portfolio Turnover	76%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top Holdings *	(%)
Warner Brothers Discovery, Inc.	1.2%
AppLovin Corp. - Class A	1.1%
Micron Technology, Inc.	0.9%
Applied Materials, Inc.	0.9%
KLA Corp.	0.9%
MKS, Inc.	0.8%
Semtech Corp.	0.8%
Sinclair, Inc.	0.8%
Wix.com Ltd.	0.8%
Altice USA, Inc.	0.8%

Top Sectors	(%)
Technology	22.2%
Consumer, Non-cyclical	18.9%
Communications	15.2%
Consumer, Cyclical	14.8%
Financial	12.7%
Industrial	11.6%
Energy	1.6%
Utilities	1.4%
Basic Materials	1.1%
Cash & Other	0.5%
*	Excludes collateral received for securities on loan.
Change to the Fund’s Unitary Management Fee.
The Advisor reduced the unitary management fee for its advisory services to the Fund from 0.50% to 0.25% effective on July 1, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.optzfund.com/optz.
Optimize Strategy Index ETF	PAGE 1	TSR-SAR-00777X538

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Optimize Strategy Index ETF	PAGE 2	TSR-SAR-00777X538

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

OPTIMIZE STRATEGY INDEX ETF (OPTZ)
Semi-Annual Financial Statements
September 30, 2025

Optimize Strategy Index ETF
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Banking, Investing & Insurance - 12.9%
AerCap Holdings NV	3,649	$441,529
Allstate Corp.	2,238	480,387
American International Group, Inc.	5,700	447,678
Ameriprise Financial, Inc.	922	452,932
Arthur J Gallagher & Co.	1,506	466,468
Assurant, Inc.	2,135	462,441
Blackstone, Inc.	2,656	453,778
Brighthouse Financial, Inc.(a)	10,205	541,681
Broadridge Financial Solutions, Inc.	1,798	428,230
Cboe Global Markets, Inc.	1,939	475,540
Charles Schwab Corp.	4,896	467,421
Chubb Ltd.	1,627	459,221
Cincinnati Financial Corp.	2,943	465,288
Citigroup, Inc.	4,723	479,384
CME Group, Inc.	1,722	465,267
Coinbase Global, Inc. - Class A(a)	1,510	509,610
Corpay, Inc.(a)	1,426	410,774
Euronet Worldwide, Inc.(a)	4,952	434,835
Evercore, Inc. - Class A	1,416	477,645
Fidelis Insurance Holdings Ltd.	25,916	470,375
First American Financial Corp.	6,732	432,464
FirstCash Holdings, Inc.	3,068	486,033
Fiserv, Inc.(a)	3,343	431,013
Goldman Sachs Group, Inc.	611	486,570
Hartford Insurance Group, Inc.	3,428	457,261
Houlihan Lokey, Inc.	2,290	470,183
Intercontinental Exchange, Inc.	2,591	436,532
Jack Henry & Associates, Inc.	2,783	414,472
LPL Financial Holdings, Inc.	1,356	451,128
M&T Bank Corp.	2,261	446,819
Moody’s Corp.	904	430,738
Morgan Stanley	3,044	483,874
MSCI, Inc.	811	460,169
Nasdaq, Inc.	4,822	426,506
Navient Corp.	32,881	432,385
OppFi, Inc.	43,161	489,014
PennyMac Financial Services, Inc.	3,843	476,071
PennyMac Mortgage Investment Trust	35,830	439,276
Pinnacle Financial Partners, Inc.	4,637	434,904
PNC Financial Services Group, Inc.	2,209	443,854
Popular, Inc.	3,600	457,236
ProAssurance Corp.(a)	18,983	455,402
PROG Holdings, Inc.	12,778	413,496
Progressive Corp.	1,850	456,857
Q2 Holdings, Inc.(a)	5,728	414,650
RenaissanceRe Holdings Ltd.	1,874	475,865
S&P Global, Inc.	838	407,863
SEI Investments Co.	5,173	438,929
Selective Insurance Group, Inc.	5,652	458,208
Texas Capital Bancshares, Inc.(a)	5,218	441,077
Travelers Cos., Inc.	1,640	457,921

	Shares	Value
UMB Financial Corp.	3,627	$429,255
Visa, Inc. - Class A	1,312	447,891
WEX, Inc.(a)	2,637	415,407
Willis Towers Watson PLC(b)	1,368	472,576
		24,962,383
Bits & Bytes - 25.8%(c)
Adobe, Inc.(a)	909	320,650
Advanced Micro Devices, Inc.(a)	9,134	1,477,790
Analog Devices, Inc.	5,601	1,376,166
Applied Materials, Inc.	8,464	1,732,919
Array Technologies, Inc.(a)	154,129	1,256,151
Arrow Electronics, Inc.(a)	10,842	1,311,882
Booz Allen Hamilton Holding Corp.	13,511	1,350,424
Corsair Gaming, Inc.(a)	156,461	1,395,632
Credo Technology Group Holding Ltd.(a)	9,830	1,431,346
Dell Technologies, Inc. - Class C	11,048	1,566,275
F5, Inc.(a)	4,382	1,416,219
International Business Machines Corp.	5,553	1,566,834
Jabil, Inc.	6,557	1,423,984
KLA Corp.	1,525	1,644,865
Lumentum Holdings, Inc.(a)(b)	9,262	1,507,020
Micron Technology, Inc.	10,537	1,763,051
MKS, Inc.	13,243	1,639,086
Monolithic Power Systems, Inc.	1,595	1,468,421
Motorola Solutions, Inc.	2,888	1,320,653
NCR Voyix Corp.(a)	104,000	1,305,200
NVIDIA Corp.	8,252	1,539,658
Okta, Inc.(a)	15,124	1,386,871
Penguin Solutions, Inc.(a)	55,546	1,459,749
PTC, Inc.(a)	6,468	1,313,133
Qorvo, Inc.(a)	14,808	1,348,713
QUALCOMM, Inc.	8,646	1,438,349
Roper Technologies, Inc.	2,668	1,330,505
Semtech Corp.(a)	22,780	1,627,631
ServiceNow, Inc.(a)	1,514	1,393,304
Teledyne Technologies, Inc.(a)	2,517	1,475,063
Teradata Corp.(a)	65,803	1,415,422
Tyler Technologies, Inc.(a)	2,468	1,291,159
Ultra Clean Holdings, Inc.(a)	56,535	1,540,579
Veeva Systems, Inc. - Class A(a)	5,067	1,509,510
Wix.com Ltd.(a)	9,032	1,604,354
		49,948,568
Building Blocks - 2.3%
Avery Dennison Corp.	1,767	286,554
Ball Corp.	5,829	293,898
Carpenter Technology Corp.	1,200	294,648
Corteva, Inc.	4,106	277,689
Crown Holdings, Inc.	3,150	304,259
Ecolab, Inc.	1,084	296,864
Huntsman Corp.	26,440	237,431
Linde PLC	631	299,725

The accompanying notes are an integral part of these financial statements.

1

Optimize Strategy Index ETF
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Blocks - (Continued)
Mosaic Co.	9,150	$317,322
Newmont Corp.	3,873	326,533
Packaging Corp. of America	1,348	293,770
Royal Gold, Inc.	1,603	321,530
Scotts Miracle-Gro Co.	4,710	268,235
Sylvamo Corp.	6,543	289,331
Vulcan Materials Co.	1,007	309,773
		4,417,562
Communication & Media Services - 13.1%
Altice USA, Inc. - Class A(a)	661,678	1,594,644
AMC Entertainment Holdings, Inc.(a)	536,082	1,554,638
AppLovin Corp. - Class A(a)	3,010	2,162,805
Charter Communications, Inc. - Class A(a)	5,660	1,557,094
Comcast Corp. - Class A	43,704	1,373,180
Liberty Broadband Corp. - Class C(a)	24,676	1,567,913
Liberty Media Corp.-Liberty Formula One - Class C(a)	14,710	1,536,459
Meta Platforms, Inc. - Class A	1,970	1,446,729
Netflix, Inc.(a)	1,189	1,425,516
Reddit, Inc. - Class A(a)	6,176	1,420,418
Sinclair, Inc.	107,065	1,616,681
TKO Group Holdings, Inc.	7,640	1,542,974
T-Mobile US, Inc.	5,860	1,402,767
Twilio, Inc. - Class A(a)	13,639	1,365,128
Walt Disney Co.	12,570	1,439,265
Warner Bros Discovery, Inc.(a)	121,920	2,381,098
		25,387,309
Consumer Elastic - 13.1%
Amazon.com, Inc.(a)	2,570	564,295
Arcos Dorados Holdings, Inc. - Class A	85,051	574,094
Autoliv, Inc.	4,787	591,195
Birkenstock Holding PLC(a)	11,852	536,303
Boot Barn Holdings, Inc.(a)	3,270	541,904
Boyd Gaming Corp.	6,897	596,246
Brinker International, Inc.(a)	3,773	477,964
Burlington Stores, Inc.(a)	2,050	521,725
Camping World Holdings, Inc. - Class A	33,332	526,312
Carvana Co.(a)	1,611	607,734
Dick’s Sporting Goods, Inc.	2,698	599,550
DoorDash, Inc. - Class A(a)	2,418	657,672
Duolingo, Inc.(a)	2,189	704,508
eBay, Inc.	6,432	584,990
Five Below, Inc.(a)	3,892	602,092
Freshpet, Inc.(a)	10,801	595,243
Garmin Ltd.	2,514	618,997
Guess?, Inc.	35,364	590,932
Herbalife Ltd.(a)	60,546	511,008
Hilton Grand Vacations, Inc.(a)	12,669	529,691
Hilton Worldwide Holdings, Inc.	2,190	568,174
KinderCare Learning Cos., Inc.(a)	79,917	530,649

	Shares	Value
Kohl’s Corp.(b)	36,028	$553,750
Kontoor Brands, Inc.	7,440	593,489
Leggett & Platt, Inc.	59,639	529,594
Light & Wonder, Inc.(a)	6,692	561,726
Marriott International, Inc./MD - Class A	2,252	586,511
Marriott Vacations Worldwide Corp.	7,555	502,861
McDonald’s Corp.	1,896	576,175
Murphy USA, Inc.	1,539	597,532
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,475	574,590
Petco Health & Wellness Co., Inc.(a)	162,426	628,589
PVH Corp.(b)	6,802	569,804
Ralph Lauren Corp.	1,913	599,840
RH(a)	2,378	483,114
Royal Caribbean Cruises Ltd.	1,695	548,468
Signet Jewelers Ltd.(b)	6,375	611,490
Ulta Beauty, Inc.(a)	1,160	634,230
Urban Outfitters, Inc.(a)	8,428	602,012
VF Corp.	39,799	574,300
Victoria’s Secret & Co.(a)	22,742	617,218
Viking Holdings, Ltd.(a)(b)	9,499	590,458
Williams-Sonoma, Inc.	2,949	576,382
Wingstop, Inc.(b)	1,926	484,736
		25,228,147
Consumer Inelastic - 4.7%
Andersons, Inc.	14,449	575,215
Bright Horizons Family Solutions, Inc.(a)	5,121	555,987
Bunge Global SA(b)	7,094	576,387
Cal-Maine Foods, Inc.	5,255	494,495
Clorox Co.	4,709	580,620
Costco Wholesale Corp.	621	574,816
Dollar General Corp.	5,474	565,738
Dollar Tree, Inc.(a)	5,916	558,293
Ingredion, Inc.	4,659	568,910
MercadoLibre, Inc.(a)	247	577,224
Philip Morris International, Inc.	3,698	599,816
Post Holdings, Inc.(a)	5,521	593,397
Procter & Gamble Co.	3,738	574,344
SharkNinja, Inc.(a)	5,105	526,581
Sprouts Farmers Market, Inc.(a)	4,309	468,819
United Natural Foods, Inc.(a)	20,663	777,342
		9,167,984
Nuts & Bolts - 10.8%
Advanced Energy Industries, Inc.	2,056	349,808
AGCO Corp.	2,855	305,685
ArcBest Corp.	4,188	292,616
Automatic Data Processing, Inc.	1,069	313,752
BrightView Holdings, Inc.(a)	22,078	295,845
Carlisle Cos., Inc.	799	262,839
CBIZ, Inc.(a)	5,296	280,476
Chart Industries, Inc.(a)(b)	1,589	318,038

The accompanying notes are an integral part of these financial statements.

2

Optimize Strategy Index ETF
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Nuts & Bolts - (Continued)
Comfort Systems USA, Inc.	447	$368,855
Copa Holdings SA - Class A	2,687	319,269
Curtiss-Wright Corp.	657	356,712
Delta Air Lines, Inc.	5,182	294,079
Deluxe Corp.	16,242	314,445
Dycom Industries, Inc.(a)	1,274	371,702
Eaton Corp. PLC	905	338,696
EMCOR Group, Inc.	505	328,018
Emerson Electric Co.	2,387	313,127
Enviri Corp.(a)	26,942	341,894
Equifax, Inc.	1,270	325,793
FedEx Corp.	1,388	327,304
Forward Air Corp.(a)	10,610	272,040
Frontier Group Holdings, Inc.(a)	61,144	269,951
FTAI Aviation Ltd.	2,054	342,730
Generac Holdings, Inc.(a)	1,747	292,448
General Dynamics Corp.	982	334,862
General Electric Co.	1,133	340,829
Granite Construction, Inc.(b)	2,929	321,165
HEICO Corp.	986	318,301
Hertz Global Holdings, Inc.(a)(b)	57,917	393,836
Howmet Aerospace, Inc.	1,778	348,897
Hubbell, Inc.	727	312,835
Intuit, Inc.	469	320,285
JetBlue Airways Corp.(a)	62,410	307,057
L3Harris Technologies, Inc.	1,163	355,192
Leidos Holdings, Inc.	1,770	334,459
Lennox International, Inc.(b)	548	290,089
Lincoln Electric Holdings, Inc.	1,298	306,107
ManpowerGroup, Inc.	7,684	291,224
MasTec, Inc.(a)	1,774	377,525
MillerKnoll, Inc.	14,787	262,321
MRC Global, Inc.(a)	20,993	302,719
Mueller Industries, Inc.	3,246	328,203
NANO Nuclear Energy, Inc.(a)(b)	9,840	379,430
Nordson Corp.	1,409	319,773
Norfolk Southern Corp.	1,137	341,566
Northrop Grumman Corp.	545	332,079
Owens Corning	2,038	288,295
Parker-Hannifin Corp.	417	316,149
Phinia, Inc.	5,410	310,967
Quanta Services, Inc.	849	351,843
Regal Rexnord Corp.	2,176	312,125
Rockwell Automation, Inc.	933	326,112
RTX Corp.	2,010	336,333
SkyWest, Inc.(a)	2,659	267,549
Stanley Black & Decker, Inc.	4,043	300,516
Sterling Infrastructure, Inc.(a)	1,103	374,667
Strategy, Inc.(a)	944	304,166
TopBuild Corp.(a)	728	284,546
Trane Technologies PLC	764	322,377
Union Pacific Corp.	1,434	338,955

	Shares	Value
Vertiv Holdings Co. - Class A	2,541	$383,335
Westinghouse Air Brake Technologies Corp.	1,632	327,167
Woodward, Inc.	1,305	329,787
Workday, Inc. - Class A(a)	1,368	329,319
ZIM Integrated Shipping Services Ltd.	23,502	318,452
		20,937,536
Oil, Gas & Others - 1.0%
Antero Resources Corp.(a)	3,359	112,728
California Resources Corp.	2,237	118,964
Calumet, Inc.(a)	6,147	112,183
CNX Resources Corp.(a)	3,712	119,229
Coterra Energy, Inc.	4,574	108,175
Delek US Holdings, Inc.	3,500	112,945
DT Midstream, Inc.	1,041	117,695
EQT Corp.	2,125	115,664
Expand Energy Corp.	1,148	121,963
IDACORP, Inc.	874	115,499
Kodiak Gas Services, Inc.	3,106	114,829
Par Pacific Holdings, Inc.(a)	3,238	114,690
Primoris Services Corp.	934	128,266
Range Resources Corp.	3,161	118,980
Targa Resources Corp.	676	113,257
Williams Cos., Inc.	1,916	121,379
World Kinect Corp.(b)	4,121	106,940
		1,973,386
Pharma & Healthcare - 11.6%
89bio, Inc.(a)	47,871	703,704
AdaptHealth Corp.(a)	44,669	399,787
Align Technology, Inc.(a)	3,053	382,297
Amgen, Inc.	1,491	420,760
Ardent Health, Inc.(a)	32,280	427,710
Biohaven Ltd.(a)	26,768	401,788
Bio-Rad Laboratories, Inc. - Class A(a)	1,438	403,201
Bristol-Myers Squibb Co.	9,012	406,441
Cencora, Inc.	1,452	453,793
Cigna Group	1,391	400,956
Cogent Biosciences, Inc.(a)	32,552	467,447
Dyne Therapeutics, Inc.(a)	29,874	377,906
Edgewise Therapeutics, Inc.(a)	27,283	442,530
Eli Lilly & Co.	584	445,592
Envista Holdings Corp.(a)	19,919	405,750
Evolent Health, Inc. - Class A(a)	44,204	373,966
GeneDx Holdings Corp.(a)	3,205	345,307
Gilead Sciences, Inc.	3,691	409,701
Globus Medical, Inc. - Class A(a)	7,010	401,463
HCA Healthcare, Inc.	1,008	429,610
HealthEquity, Inc.(a)	4,644	440,112
ICON PLC(a)	2,429	425,075
IDEXX Laboratories, Inc.(a)	661	422,306
Illumina, Inc.(a)	4,294	407,801
Incyte Corp.(a)	4,901	415,654
Intuitive Surgical, Inc.(a)	908	406,085

The accompanying notes are an integral part of these financial statements.

3

Optimize Strategy Index ETF
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharma & Healthcare - (Continued)
Johnson & Johnson	2,377	$440,743
Krystal Biotech, Inc.(a)	2,815	496,932
Labcorp Holdings, Inc.	1,522	436,905
Madrigal Pharmaceuticals, Inc.(a)	980	449,487
Medpace Holdings, Inc.(a)	872	448,347
Mineralys Therapeutics, Inc.(a)	12,207	462,889
Neurocrine Biosciences, Inc.(a)	2,943	413,138
ORIC Pharmaceuticals, Inc.(a)	39,044	468,528
Penumbra, Inc.(a)	1,509	382,260
QIAGEN NV	8,925	398,769
Quest Diagnostics, Inc.	2,311	440,430
Regeneron Pharmaceuticals, Inc.	741	416,642
ResMed, Inc.	1,531	419,081
Select Medical Holdings Corp.	32,428	416,375
Spyre Therapeutics, Inc.(a)(b)	24,967	418,447
STERIS PLC	1,731	428,319
Teladoc Health, Inc.(a)	54,323	419,917
Teleflex, Inc.	3,250	397,670
Thermo Fisher Scientific, Inc.	862	418,087
TransMedics Group, Inc.(a)	4,063	455,869
Trevi Therapeutics, Inc.(a)	60,599	554,481
United Therapeutics Corp.(a)	1,058	443,524
UnitedHealth Group, Inc.	1,343	463,738
Universal Health Services, Inc. - Class B	2,227	455,288
Vera Therapeutics, Inc.(a)	17,544	509,829
Vertex Pharmaceuticals, Inc.(a)	1,072	419,838
		22,492,275
Real Estate - 1.4%
Brookdale Senior Living, Inc.(a)	23,667	200,460
Camden Property Trust	1,635	174,585
CBRE Group, Inc. - Class A(a)	1,109	174,734
Champion Homes, Inc.(a)	2,326	177,637
Digital Realty Trust, Inc.	1,113	192,415
Equinix, Inc.	235	184,061
eXp World Holdings, Inc.(b)	16,255	173,278
Jones Lang LaSalle, Inc.(a)	586	174,792
Lamar Advertising Co. - Class A	1,425	174,449
Pebblebrook Hotel Trust	15,469	176,192
Real Brokerage, Inc.(a)	34,699	145,042
SBA Communications Corp.	922	178,269
Simon Property Group, Inc.	1,000	187,670
Uniti Group, Inc.(a)	28,320	173,318
Welltower, Inc.	1,086	193,460
		2,680,362
Water & Power - 1.8%
American Electric Power Co., Inc.	2,335	262,687
American Water Works Co., Inc.	1,760	244,974
Atmos Energy Corp.	1,517	259,028
Brookfield Renewable Corp.	7,612	262,005
Centuri Holdings, Inc.(a)	11,710	247,901

	Shares	Value
Cheniere Energy, Inc.	1,072	$251,899
Duke Energy Corp.	2,092	258,885
Entergy Corp.	2,874	267,828
National Fuel Gas Co.	2,920	269,720
Public Service Enterprise Group, Inc.	3,111	259,644
Spire, Inc.	3,344	272,603
Veralto Corp.	2,391	254,905
WEC Energy Group, Inc.	2,342	268,370
		3,380,449
TOTAL COMMON STOCKS (Cost $178,949,712)		190,575,961
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Banking, Investing & Insurance - 0.2%
RLJ Lodging Trust	57,292	412,502
Pharma & Healthcare - 0.3%
Diversified Healthcare Trust	102,955	454,032
Real Estate - 0.8%
Crown Castle, Inc.	1,893	182,656
EPR Properties	3,422	198,510
Essex Property Trust, Inc.(b)	680	182,009
Extra Space Storage, Inc.	1,238	174,484
Federal Realty Investment Trust	1,776	179,926
Hudson Pacific Properties, Inc.(a)	59,407	163,963
Mid-America Apartment Communities, Inc.	1,253	175,082
Sun Communities, Inc.	1,403	180,987
Xenia Hotels & Resorts, Inc.	12,656	173,640
		1,611,257
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,499,242)		2,477,791
RIGHTS - 0.0%(d)
Sycamore Partners, LLC - Right, Expires 08/28/2026, Exercise Price $3.00(a)(e)	43,819	23,224
TOTAL RIGHTS (Cost $0)		23,224
	Units
SHORT-TERM INVESTMENTS
Investments Purchased with Proceeds from Securities Lending - 3.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(f)	6,873,838	6,873,838
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,873,838)		6,873,838
The accompanying notes are an integral part of these financial statements.

4

Optimize Strategy Index ETF
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.03%(f)	227,072	$227,072
TOTAL MONEY MARKET FUNDS (Cost $227,072)		227,072
TOTAL INVESTMENTS - 103.5% (Cost $188,549,864)		$200,177,886
Liabilities in Excess of Other Assets - (3.5)%		(6,844,976)
TOTAL NET ASSETS - 100.0%		$193,332,910

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $6,201,383.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $23,224 or 0.0% of net assets as of September 30, 2025.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

OPTIMIZE STRATEGY INDEX ETF
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$200,177,886
Dividends receivable	60,319
Security lending income receivable	7,171
Dividend tax reclaims receivable	995
Total assets	200,246,371
LIABILITIES:
Payable upon return of securities loaned	6,873,838
Payable to advisor	39,623
Total liabilities	6,913,461
NET ASSETS	$193,332,910
Net Assets Consists of:
Paid-in capital	$155,849,772
Total distributable earnings	37,483,138
Total net assets	$193,332,910
Net assets	$193,332,910
Shares issued and outstanding(a)	5,480,000
Net asset value per share	$35.28
Cost:
Investments, at cost	$188,549,864
Loaned Securities:
at value (included in investments)	$6,201,383

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

OPTIMIZE STRATEGY INDEX ETF
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$720,929
Less: Dividend withholding taxes	(137)
Less: Issuance fees	(266)
Securities lending income	55,979
Total investment income	776,505
EXPENSES:
Investment advisory fee	310,728
Total expenses	310,728
Net investment income	465,777
REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	(6,653,039)
In-kind redemptions	38,984,274
Net realized gain	32,331,235
Net change in unrealized appreciation (depreciation) on:
Investments	13,823,537
Net change in unrealized appreciation (depreciation)	13,823,537
Net realized and unrealized gain	46,154,772
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,620,549

The accompanying notes are an integral part of these financial statements.

7

Optimize Strategy Index ETF
Statements of Changes in Net Assets

	Period Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025(a)
OPERATIONS:
Net investment income	$465,777	$678,887
Net realized gain	32,331,235	5,289,155
Net change in unrealized appreciation (depreciation)	13,823,537	(2,195,515)
Net increase in net assets from operations	46,620,549	3,772,527
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(527,479)
Total distributions to shareholders	—	(527,479)
CAPITAL TRANSACTIONS:
Shares sold	110,733,952	211,053,680
Shares redeemed	(114,566,933)	(63,758,210)
ETF transaction fees	—	4,824
Net increase (decrease) in net assets from capital transactions	(3,832,981)	147,300,294
Net increase in net assets	42,787,568	150,545,342
NET ASSETS:
Beginning of the period	150,545,342	—
End of the period	$193,332,910	$150,545,342
SHARES TRANSACTIONS
Shares sold	3,180,000	7,880,000
Shares redeemed	(3,300,000)	(2,280,000)
Total increase (decrease) in shares outstanding	(120,000)	5,600,000

(a)	Inception date of the Fund was April 22, 2024.
The accompanying notes are an integral part of these financial statements.

8

Optimize Strategy Index ETF
Financial Highlights

	Period Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.88	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.13
Net realized and unrealized gain on investments(c)	8.32	1.85
Total from investment operations	8.40	1.98
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.10)
Total distributions	—	(0.10)
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$35.28	$26.88
TOTAL RETURN(e)	31.23%	7.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$193,333	$150,545
Ratio of expenses to average net assets(f)	0.36%*	0.50%
Ratio of net investment income (loss) to average net assets(f)	0.55%	0.50%
Portfolio turnover rate(e)(g)	76%	58%

*	Effective July 1, 2025, the advisor reduced the unitary management fee from 0.50% to 0.25% of net assets.
(a)	Inception date of the Fund was April 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Optimize Strategy Index ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund and Optimize Financial Inc. (the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 22, 2024. The investment objective of the Fund is to track the total return performance, before fees and expenses, of the Optimize Strategy Index.
Shares of the Fund are listed and traded on the NASDAQ (“NASDAQ” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $500 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

10

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2025:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$190,575,961	$—	$—	$190,575,961
Real Estate Investment Trusts	2,477,791	—	—	2,477,791
Rights	—	—	23,224(b)	23,224
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,873,838
Money Market Funds	227,072	—	—	227,072
Total Investments	$193,280,824	$—	$23,224	$200,177,886

Refer to the Schedule of Investments for further detail of investment classifications.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,873,838 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)	The Advisor values the contingent right position using an imputed value based on final market price of the original stock holding less the cash received for the company’s acquisition.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2025	$0
Receipt from Corporate Action	23,224
Ending balance as of September 30, 2025	$23,224

11

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
(B)
Securities Transactions, Investment Income and Expenses – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.
(E)
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the executive team of Sub-Advisor, comprised of the Chief Executive Officer and Executive Vice Presidents, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. The Advisor reduced the unitary management fee for its advisory services from 0.50% to 0.25% effective on July 1, 2025. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.

12

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. The implementation of any such payments would have to be approved by the Board prior to implementation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, these fees will increase the cost of your investment and may cost you more over time than certain other types of sales charges.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended September 30, 2025, were as follows:

Purchases	$134,326,869
Sales	$128,945,919

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended September 30, 2025, were as follows:

Purchases In-Kind	$106,007,679
Sales In-Kind	$114,287,904

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At March 31, 2025, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Tax cost of Investments	$169,266,205
Unrealized Appreciation	11,575,276
Unrealized Depreciation	(15,538,118)
Net Unrealized Depreciation on Investments	(3,962,842)
Undistributed Ordinary Income	184,780
Other Accumulated Losses	(5,359,349)
Total Accumulated Losses	$(9,137,411)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and unreversed inclusions from Passive Foreign Investment Companies.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to

13

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
redemptions in-kind. For the period ended March 31, 2025, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

Accumulated Losses	Paid In Capital
$(12,382,459)	$12,382,459

The tax character of distributions paid during the periods ended September 30, 2025 and March 31, 2025 was as follows:

	Period Ended
	September 30, 2025	March 31, 2025
Distributions Paid From:
Ordinary Income	$ —	$527,479
Total Distributions Paid	$—	$527,479

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund had no late-year ordinary losses or post-October losses as of March 31, 2025.
At March 31, 2025, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(5,359,349)	—	$(5,359,349)

NOTE 6 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 7 – SECURITIES LENDING
The Fund may lend securities in its portfolio to approved brokers, dealers and financial institutions under terms of participation in a securities lending program, which is administered by U.S. Bank N.A. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 102% of the then current market value of any other loaned securities. The custodian marks loaned securities and collateral to market daily. Each borrower is required, if necessary, to deliver additional collateral to ensure the value will equal at least 100% of the market value of the loaned securities.
The cash collateral is invested by the U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities,

14

OPTIMIZE STRATEGY INDEX ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
although the Fund is indemnified from this risk by contract with the securities lending agent. Additionally, the Fund is subject to the risk of loss from investments that it makes with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Fund, if any, is reflected in the Schedule of Investments and is included in the Statement of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Fund is included on the Statement of Assets and Liabilities as “Payable upon return of securities loaned.” The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral received is invested in Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”) which is redeemable upon demand. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to U.S. Bank N.A. for administering the securities lending program. The fees and interest income, net of any fees, earned through the securities lending program are reflected as “Securities lending income” in the Statement of Operations.
Management has elected not to offset the value of securities on loan and collateral received. As of September 30, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities Loaned	Fund Collateral Received*
$6,201,383	$6,873,838

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity, as shown on the Statement of Assets and Liabilities.
NOTE 8 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to September 30, 2025, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Equity Securities Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.
Indexing Investment Risk. The Fund is not actively managed, does not attempt to outperform the Index, and will generally not take defensive positions under any market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
Industry Concentration/Sector Risk. The Fund’s investments may be concentrated in an industry or group of industries or focused in a particular sector to the extent the Index is so invested. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, group of industries, or sectors. As of September 30, 2025, the Index is significantly focused in the Bits & Bytes Sector and, therefore, the performance of the Fund could be negatively impacted by events affecting that sector.

15

OPTIMIZE STRATEGY INDEX ETF
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/5/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/5/2025